IFRS 7 Disclosure - Liquidity and Funding Risk - Long-Term Funding Sources (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 160,672	$ 168,303
Unsecured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	88,055	94,662
Secured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	63,043	63,853
Subordinated debentures [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 9,574	$ 9,788